AMG Yacktman Focused Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2022
	Shares	Value
Common Stocks - 75.8%
Communication Services - 15.2%
Alphabet, Inc., Class C*	50,000	$139,649,500
Bolloré SA (France)	51,746,528	270,967,355
Fox Corp., Class B	3,000,000	108,840,000
News Corp., Class A	3,685,000	81,622,750
News Corp., Class B	200,000	4,504,000
The Walt Disney Co.*	300,000	41,148,000

Total Communication Services		646,731,605
Consumer Discretionary - 4.8%
Booking Holdings, Inc.*	35,000	82,195,750
Continental AG (Germany)*	400,000	28,674,495
Hyundai Home Shopping Network Corp. (South Korea)[1]	600,000	29,683,834
Hyundai Mobis Co., Ltd. (South Korea)	260,000	45,825,160
Macy's, Inc.	450,000	10,962,000
Rinnai Corp. (Japan)	110,000	8,228,418

Total Consumer Discretionary		205,569,657
Consumer Staples - 20.1%
Ambev S.A., ADR (Brazil)	6,000,000	19,380,000
Associated British Foods PLC (United Kingdom)	5,900,000	128,166,567
The Coca-Cola Co.	1,300,000	80,600,000
Hengan International Group Co., Ltd. (China)	5,872,300	27,058,242
Ingredion, Inc.	540,000	47,061,000
KT&G Corp. (South Korea)	1,800,000	119,754,103
PepsiCo, Inc.	1,200,000	200,856,000
The Procter & Gamble Co.	630,000	96,264,000
Sysco Corp.	900,000	73,485,000
Tyson Foods, Inc., Class A	700,000	62,741,000

Total Consumer Staples		855,365,912
Energy - 7.9%
Canadian Natural Resources, Ltd. (Canada)	4,550,000	282,009,000
Weatherford International PLC*	1,700,000	56,610,000

Total Energy		338,619,000
Financials - 6.6%
The Bank of New York Mellon Corp.	650,000	32,259,500
Berkshire Hathaway, Inc., Class B*	100,000	35,291,000
The Charles Schwab Corp.	855,000	72,085,050
First Hawaiian, Inc.	250,000	6,972,500
State Street Corp.	800,000	69,696,000
U.S. Bancorp	750,000	39,862,500
Wells Fargo & Co.	500,000	24,230,000

Total Financials		280,396,550
	Shares	Value
Health Care - 1.8%
Johnson & Johnson	430,000	$76,208,900
Industrials - 10.0%
AMERCO	147,000	87,750,180
Brenntag SE (Germany)	1,300,000	104,820,966
L3Harris Technologies, Inc.	170,000	42,239,900
Lockheed Martin Corp.	95,000	41,933,000
Mitsuboshi Belting, Ltd. (Japan)	91,535	1,513,262
MSC Industrial Direct Co., Inc., Class A	220,000	18,746,200
Northrop Grumman Corp.	110,000	49,194,200
Samsung C&T Corp. (South Korea)	500,000	46,685,194
Societe BIC, S.A. (France)	300,000	15,156,932
Yuasa Trading Co., Ltd. (Japan)	800,000	18,917,941

Total Industrials		426,957,775
Information Technology - 7.7%
Cognizant Technology Solutions Corp., Class A	1,485,800	133,231,686
Microsoft Corp.	570,000	175,736,700
Oracle Corp.	250,000	20,682,500

Total Information Technology		329,650,886
Materials - 1.7%
Nihon Parkerizing Co., Ltd. (Japan)	1,868,100	14,163,971
Reliance Steel & Aluminum Co.	310,000	56,838,500

Total Materials		71,002,471

Total Common Stocks (Cost $2,244,482,884)		3,230,502,756

	Principal Amount
Corporate Bonds and Notes - 2.0%
Energy - 0.5%
W&T Offshore, Inc.
9.750%, 11/01/23[2]	$22,824,000	22,709,880
Industrials - 1.5%
Microsoft Corp.
2.000%, 08/08/23	11,500,000	11,535,442
2.375%, 05/01/23	19,000,000	19,072,586
2.650%, 11/03/22[3]	2,000,000	2,011,281
PepsiCo, Inc.
0.750%, 05/01/23	14,623,000	14,412,285
3.100%, 07/17/22	8,000,000	8,018,886
Weatherford International, Ltd. (Bermuda)
11.000%, 12/01/24[2]	9,022,000	9,337,770

Total Industrials		64,388,250

Total Corporate Bonds and Notes (Cost $85,415,732)		87,098,130

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Preferred Stocks - 10.7%
Consumer Discretionary - 1.5%
Hyundai Motor Co., 5.60% (South Korea)	400,000	$28,427,493
Hyundai Motor Co., 5.630% (South Korea)	500,000	35,368,289

Total Consumer Discretionary		63,795,782
Consumer Staples - 0.4%
Amorepacific Corp., 1.270% (South Korea)	250,000	16,348,635
Information Technology - 8.8%
Samsung Electronics Co., Ltd., 2.400% (South Korea)	7,250,000	375,662,018

Total Preferred Stocks (Cost $247,281,505)		455,806,435

Principal Amount
Short-Term Investments - 11.1%
Joint Repurchase Agreements - 0.0%#,4
Citibank N.A., dated 03/31/22, due 04/01/22, 0.300% total to be received $6,173 (collateralized by various U.S. Treasuries, 0.000% - 7.125%, 04/07/22 - 02/15/50, totaling $6,296)	$6,173	6,173

	Shares	Value
Other Investment Companies - 11.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.19%[5]	153,729,106	$153,729,106
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.25%[5]	319,326,336	319,326,336

Total Other Investment Companies		473,055,442

Total Short-Term Investments (Cost $473,061,615)		473,061,615
Total Investments - 99.6% (Cost $3,050,241,736)		4,246,468,936
Other Assets, less Liabilities - 0.4%		17,657,025
Net Assets - 100.0%		$4,264,125,961

*	Non-income producing security.
#	Less than 0.05%.
[1]	Affiliated issuer. See summary of affiliated investment transaction for details.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the value of these securities amounted to $32,047,650 or 0.8% of net assets.
[3]	Some of these securities, amounting to $1,639,194 or less than 0.05% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[5]	Yield shown represents the March 31, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
The following schedule shows the value of affiliated investments at March 31, 2022.
Affiliated Issuers	Number of shares	Purchases	Sales	Net realized gain (loss) for the period	Net change in appreciation (depreciation)	Amount of Dividends or Interest	Value
Hyundai Home Shopping Network Corp.	600,000	$2,058,218	-	-	($2,253,877)	-	$29,683,834

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Staples	$580,387,000	$274,978,912	—	$855,365,912
Communication Services	375,764,250	270,967,355	—	646,731,605
Industrials	239,863,480	187,094,295	—	426,957,775
Energy	338,619,000	—	—	338,619,000
Information Technology	329,650,886	—	—	329,650,886
Financials	280,396,550	—	—	280,396,550
Consumer Discretionary	93,157,750	112,411,907	—	205,569,657
Health Care	76,208,900	—	—	76,208,900
Materials	56,838,500	14,163,971	—	71,002,471
Corporate Bonds and Notes†	—	87,098,130	—	87,098,130
Preferred Stocks†	—	455,806,435	—	455,806,435
Short-Term Investments
Joint Repurchase Agreements	—	6,173	—	6,173
Other Investment Companies	473,055,442	—	—	473,055,442
Total Investments in Securities	$2,843,941,758	$1,402,527,178	—	$4,246,468,936

†	All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2022, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at March 31, 2022, was as follows:
Country	% of Long-Term Investments
Bermuda	0.3
Brazil	0.5
Canada	7.5
China	0.7
France	7.6
Germany	3.5
Japan	1.1
South Korea	18.5
United Kingdom	3.4
United States	56.9
100.0

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,639,194	$6,173	$1,690,331	$1,696,504
The following table summarizes the securities received as collateral for securities lending at March 31, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.000%	08/04/22-05/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.